Share based payments - Stock-based payments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share based payments
Share-based payment expense		$ 941	$ 1,708	$ 513
Stock based compensation expense understated	$ 1,200
General and administrative expense
Share based payments
Share-based payment expense		750	1,143	$ 513
Increase in expense due to out-of-period correction			800
Research and development expense
Share based payments
Share-based payment expense		$ 191	565
Increase in expense due to out-of-period correction			$ 400